Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 386,368	$ 1,569,739
Prepaid assets	789,908	770,285
Total current assets	1,176,276	2,340,024
Investments held in Trust Account	300,077,389	300,030,565
Total Assets	301,253,665	302,370,589
Current liabilities:
Accounts payable	553,479	850,442
Accrued expenses	3,523,072	512,509
Franchise tax payable	50,050	58,132
Note payable to related parties	31,366	31,366
Total current liabilities	4,157,967	1,452,449
Deferred underwriting commissions in connection with the initial public offering	10,500,000	10,500,000
Derivative warrant liabilities	33,090,000	34,885,000
Total liabilities	47,747,967	46,837,449
Commitments and Contingencies (Note 5)
Class A common stock, $0.0001 par value; 380,000,000 shares authorized; 24,850,569 and 25,053,313 shares subject to possible redemption at $10.00 per share as of March 31, 2020 and December 31, 2020, respectively	248,505,690	250,533,130
Stockholders' Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	23,240,783	21,213,363
Accumulated deficit	(18,242,040)	(16,214,598)
Total stockholders' equity	5,000,008	5,000,010
Total Liabilities and Stockholders' Equity	301,253,665	302,370,589
Common Class A [Member]
Stockholders' Equity:
Common stock, value	515	495
Common Class B [Member]
Stockholders' Equity:
Common stock, value	$ 750	$ 750